Business Acquisitions - Acquisition of LATAM Holdings Inc. (Details) - LATAM Holdings Inc $ / shares in Units, $ in Thousands		Sep. 27, 2018 USD ($)	Sep. 27, 2018 CAD ($) USD ($) $ / shares	Jul. 17, 2018 USD ($)	Jul. 17, 2018 CAD ($)
Business Acquisitions
Percentage of voting interest acquired				100.00%	100.00%
Number of shares issued	[1]		15,678,310
Purchase price			$ 273,900		$ 193,000
Short-term liabilities assumed				$ 1,000,000	1,310
Consideration paid
Number of shares	[1]		15,678,310
Share price | $ / shares	[1]		$ 17.47
Amount	[1]		$ 273,900
Total consideration paid			273,900		$ 193,000
Current assets
Cash and cash equivalents			2,704
Accounts receivable			571
Prepaids and other current assets			106
Inventory			65
Long-term assets
Capital assets			494
Licences, permits & applications			123,956
Goodwill			189,188
Total assets			317,084
Current liabilities
Accounts payable and accrued liabilities			1,986
Income taxes payable			20
Long-term liabilities
Deferred tax liability			29,837
Total liabilities			31,843
Non-controlling interest			11,341
Total net assets acquired			$ 273,900
Net income and comprehensive net income within the prior year for the Company would have been higher, if the acquisition had taken place		$ 4,556,000
Transaction costs		$ 1,133,000

[1]	Share price based on the price of the shares on September 27th, 2018.